Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Deposits [Abstract]
Schedule of maturities of total time deposits	The scheduled maturities of total time deposits at December 31, 2021 were as follows:

(in thousands)
Due within:
2022	$194,932
2023	43,530
2024	4,020
2025	1,347
2026	1,567
Thereafter	—
Total	$245,396